Material accounting policies (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Afya Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Holding
Location	Nova Lima - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Instituto Tocantinense Presidente Antonio Carlos Porto S. A. I T P A C Porto [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Porto Nacional - TO
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Instituto Tocantinense Presidente Antonio Carlos S. A. I T P A C Araguaina [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Araguaína - TO
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Uniao Educacional Do Vale Fo Aco S. A. U N I V A C O [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Medicine undergraduate degree program
Location	Ipatinga - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
I P T A N Instituto De Ensino Superior Presidente Tancredo De Almeida Neves S. A. I P T A N [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	São João Del Rei - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Instituto De Educacao Superior Do Vale Do Parnaiba S. A. I E S V A P [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Parnaíba - PI
Investment type	Subsidiary
Direct and indirect interest of subsidiary	80.00%	80.00%
Centro De Ciencias Em Saude De Itajuba S. A. C C S I [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Medicine undergraduate degree program
Location	Itajubá - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	75.00%	60.00%
Instituto De Ensino Superior Do Piaui S. A. I E S P [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate and graduate degree programs
Location	Teresina - PI
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Centro Integrado De Saude De Teresina C I S [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Outpatient care
Location	Teresina - PI
Investment type	Subsidiary
Direct and indirect interest of subsidiary		100.00%
F A D E P Faculdade Educacional De Pato Branco Ltda F A D E P [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Pato Branco - PR
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Medcel Editora Eventos S. A. Medcel [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Medical education content
Location	São Paulo - SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Instituto Educacional Santo Agostinho S. A. F A S A [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Montes Claros - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
E S M C Educacao Superior Ltda E S M C [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Montes Claros - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary		100.00%
Instituto De Pesquisa E Ensino Medico Fo Estado De Minas Gerais Ltda I P E M E D [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Graduate
Location	Belo Horizonte - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Instituto Paraense De Educacao E Cultura Ltda. I P E C [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Medicine degree programs
Location	Marabá - PA
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Sociedade Universitaria Redentor S. A. Uni Redentor [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate and graduate degree programs
Location	Itaperuna - RJ
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Centro De Ensino Sao Lucas Ltda. Uni S L [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Porto Velho - RO
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Peb Med Instituicao De Pesquisa Medica E Servicos Ltda. Peb Med [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Content and clinical tools and online platform
Location	Rio de Janeiro - RJ
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Sociedade De Educacao Cultura E Tecnologia Da Amazonia S. A. F E S A R [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Redenção - PA
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Centro Superior De Ciencias Da Saude S S Ltda. F C M P B [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Medicine degree programs
Location	João Pessoa - PB
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
I Clinic Desenvolvimento De Software Ltda.i Clinic [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Electronic Medical Record, Clinical Management System
Location	Ribeirão Preto - SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Medicinae Solutions S. A. Medicinae [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Healthcare payments and financial services
Location	Rio de Janeiro - RJ
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Medical Harbour Aparelhos Medico Hospitalares E Servicos Em Tecnologia Ltda. Medical Harbour [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Educational health and medical imaging
Location	Florianópolis - SC
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Cliquefarma Drogarias Online Ltda. Cliquefarma [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Online platform
Location	São Paulo - SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Shosp Tecnologia Da Informacao Ltda. Shosp [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Electronic Medical Record, Clinical Management System
Location	Rio de Janeiro - RJ
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Sociedade Padrao De Educacao Superior Ltda. Unifip Moc [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Montes Claros - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Nucleo De Atencao A Saude E De Praticas Profissionalizantes N A S P P [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Outpatient care
Location	Montes Claros - MG
Investment type	Subsidiary
Direct and indirect interest of subsidiary		100.00%
Companhia Nilza Cordeiro Herdy De Educacao E Cultura Unigranrio [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate and graduate degree programs
Location	Duque de Caxias - RJ
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Policlinica E Centro De Estetica Duque De Caxias Ltda. Policlinica [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Outpatient care
Location	Duque de Caxias - RJ
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Sociedade Educacional De Palhoca S A Ltda. [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Basic Education
Location	Palhoça - SC
Investment type	Subsidiary
Direct and indirect interest of subsidiary		100.00%
Instituto De Ensino Superior De Palhoca S S Ltda. I E S P P A L H O C A [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Palhoça - SC
Investment type	Subsidiary
Direct and indirect interest of subsidiary		100.00%
R X P R O Solucoes De Tecnologia Ltda. R X P R O [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Marketing for pharmaceutical industry
Location	São Paulo - SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
R X P R O L O G Transporte E Logistica Ltda. R X P R O L O G [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Marketing for pharmaceutical industry
Location	São Paulo - SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
B M V Atividades Medicas Ltda. Alem Da Medicina [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Medical education content
Location	São Paulo - SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Cardiopapers Solucoes Digitais Ltda. Cardio Papers [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Medical education content
Location	Recife - PE
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Quasar Telemedicina Desenvolvimento De Sistemas Computacionais Ltda. Glic [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Patient physician relationship
Location	Barueri - SP
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%	100.00%
Sociedade Educacional E Cultural Sergipe Del Rey Ltda. Del Rey [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Maceió - AL
Investment type	Subsidiary
Direct and indirect interest of subsidiary	100.00%
Uniao Educacional Do Planalto Central S. A. U E P C [Member]
IfrsStatementLineItems [Line Items]
Principal activities	Undergraduate degree programs
Location	Brasília - DF
Investment type	Associate
Direct and indirect interest of subsidiary	30.00%	30.00%